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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    03/31/98


Institutional Investment Manager:

INVESTOR AB
ARSENALSGATAN 8C, S-103 32
STOCKHOLM SWEDEN                                  V7            NA


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    FREDRIK NILERT                 VP, TREAS., & SEC.           (212) 508-0900


Signature, Place and Date of Signing:

/s/ FREDRIK NILERT                 NEW YORK                     NY    05/15/98




Other Managers on Whose Behalf this Report is Filed:

01 AB CATOR
02 EXTORIA TRADE AB
03 INVESTOR INTERNATIONAL (U.S.), INC.
04 INVESTOR INVESTMENTS AB
05 INVESTOR UK, LTD.
06 INVESTORS TRADING AB
07 SAAB SCANIA AB













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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

Metromedia Intl. Group Inc.    COM              591695101     2137   150000 SH       DEFINED 0105                  150000
Swedish Match Co.              COM              870309507     3167   950000 SH       DEFINED 01                    950000
UST Inc.                       COM              902911106      983    30000 SH       DEFINED 01                     30000
Astra AB                       COM CL A         046298105  3393206 82250515 SH       DEFINED 0102       82137002   227026
Astra AB                       COM CL A         046298105  3393206 82250515 SH       DEFINED 0102       82137002   227026
Astra AB                       COM CL B         046298204    54939  2835901 SH       DEFINED 010206      2490501   345400
Scania Aktiebolag              COM CL A         806018107  1114793 45504200 SH       DEFINED 07         26704200 18800000
Scania Aktiebolag              COM CL B         806018206  1128811 45841886 SH       DEFINED 02         45558586   283300
Ericsson LM Telephone Co.      COM CL B         294821400   524689 11018500 SH       DEFINED 0206       10638500   380000
Forest Labs Inc.               COM CL A         345838106      564   564219 SH       DEFINED 04                    564219
MedImmune, Inc.                COM              584699102    90563  1619000 SH       DEFINED 04                   1619000
Neuromedical Systems, Inc.     COM              64124H109     2722  1088830 SH       DEFINED 04                   1088830
Sylvan Learning Systems, Inc.  COM              871399101    31938   685000 SH       DEFINED 04                    685000
Aracruz Celulose S.A.          ADR CL B         038496204     3118   202000 SH       DEFINED 02                    202000
Asia Pulp & Paper Ltd.         COM              04516V100     2194   150000 SH       DEFINED 02                    150000
Checkpoint Systems Inc.        COM              162825013     3505   168400 SH       DEFINED 02                    168400
Kulicke Soffa Inds. Inc.       COM              501242101     1398    65000 SH       DEFINED 02                     65000
SCI Systems Inc.               COM              783890106     1144    30000 SH       DEFINED 02                     30000
Symbol Technologies Inc.       COM              871508107     1244    37500 SH       DEFINED 02                     37500
Zygo Corp.                     COM              989855101      646    42000 SH       DEFINED 02                     42000
Cytotherapeutics Inc.          COM              232923102      320   102500 SH       DEFINED 03                    102500
Gilead Sciences                COM              375558103     2712    70000 SH       DEFINED 03                     70000
Human Genome Sciences, Inc.    COM              444903108      794    20000 SH       DEFINED 03                     20000
Millennium Pharm. Inc.         COM              599902103     4166   215000 SH       DEFINED 03                    215000
Sola Intl. Inc.                COM              834092108     1941    47844 SH       DEFINED 03                     47844
Cambridge Tech Partners        COM              132524109     2977    60000 SH       DEFINED 05                     60000
Industri-Matemotik Intl. Corp. COM              455792101     2620    80000 SH       DEFINED 05                     80000
Saville Systems PLC            COM              805174109     2948    60000 SH       DEFINED 05                     60000
Sitel Corp.                    COM              81980K107     2193   175400 SH       DEFINED 05                    175400
Walsh Intl. Inc.               COM              933131104      810    52500 SH       DEFINED 05                     52500
Mettler - Toledo Intl. Inc.    COM CL A         592688105    24970   158034 SH       DEFINED 03                   1158034
Agouron Pharmaceuticals, Inc.  COM              008488108      570    15000 SH       DEFINED 03                     15000
Vivus Inc.                     COM              928551100      500    40000 SH       DEFINED 03                     40000
Pharmacyclics Inc.             COM              716933106     2636    95000 SH       DEFINED 03                     95000
Aktiebolag Electrolux          COM              10198208     72244   873500 SH       DEFINED 02          833000     40500
Robotic Vision Sys. Inc.       COM              771074951     1615   142000 SH       DEFINED 02                    142000
ABB AB, CLB                    COM CL B         00256Q103     6955  500,000 SH       DEFINED 06                   7160000
Alkermes Inc.                  COM              01642T108      480    20000 SH       DEFINED 03                     20000
Minimed                        COM              60365K108      840    20000 SH       DEFINED 03                     20000
Novellus Sys Inc               COM              670008101     1423    33000          DEFINED 02
REPORT SUMMARY                 40 DATA RECORDS             9888681            7 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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